VESSELS UNDER CAPITAL LEASE, NET 1 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2015 USD ($)
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters	15
Depreciation	$ 52,607	$ 31,845	$ 25,144
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	706,219	0
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(11,993)	0
Capital Leases, Balance Sheet, Assets by Major Class, Net	694,226	$ 0
Capital leased assets acquired on merger, gross				$ 706,219
Accumulated depreciation on Capital Leases acquired in merger				$ 0
Depreciation	0
Depreciation expense on capital leases	$ (11,993)
Ship Finance International Limited [Member]
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters	14			15